Land, Building and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Property, Plant and Equipment [Line Items]
Capitalized Computer Software, Net	$ 43,700	$ 49,800
Land, building and equipment, gross	370,522	416,610
Less: accumulated depreciation	(184,515)	(225,199)
Land, building and equipment, net	186,007	191,411
Land [Member]
Property, Plant and Equipment [Line Items]
Land, building and equipment, gross	$ 2,400	2,400
Building
Property, Plant and Equipment [Line Items]
Building and equipment useful life (in years)	30 years
Land, building and equipment, gross	$ 5,456	5,456
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Land, building and equipment, gross	$ 100,838	78,539
Machinery and Equipment | Minimum
Property, Plant and Equipment [Line Items]
Building and equipment useful life (in years)	3 years
Machinery and Equipment | Maximum
Property, Plant and Equipment [Line Items]
Building and equipment useful life (in years)	5 years
Computers, Software and Equipment
Property, Plant and Equipment [Line Items]
Land, building and equipment, gross	$ 213,897	271,278
Computers, Software and Equipment | Minimum
Property, Plant and Equipment [Line Items]
Building and equipment useful life (in years)	3 years
Computers, Software and Equipment | Maximum
Property, Plant and Equipment [Line Items]
Building and equipment useful life (in years)	7 years
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Land, building and equipment, gross	$ 26,689	34,867
Leasehold Improvements | Minimum
Property, Plant and Equipment [Line Items]
Building and equipment useful life (in years)	2 years
Leasehold Improvements | Maximum
Property, Plant and Equipment [Line Items]
Building and equipment useful life (in years)	10 years
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Land, building and equipment, gross	$ 15,879	20,306
Furniture and Fixtures | Minimum
Property, Plant and Equipment [Line Items]
Building and equipment useful life (in years)	5 years
Furniture and Fixtures | Maximum
Property, Plant and Equipment [Line Items]
Building and equipment useful life (in years)	7 years
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Land, building and equipment, gross	$ 5,363	$ 3,764